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TYPE						13F-HR
PERIOD						12/31/2011
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2011
Check here if Amendment [  ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	January 28, 2011
Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		69
Form 13F Information Table Value Total:		761337
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Abbott Laboratories            COM              002824100    24630   438025 SH       Sole                   251175            186850
Accenture Ltd - Cl A           COM              g1151c101    12558   235925 SH       Sole                   147225             88700
AFLAC Inc                      COM              001055102    10024   231725 SH       Sole                   115225            116500
Agilent Technologies Inc       COM              00846U101     1866    53425 SH       Sole                    53425
Air Prods & Chems Inc          COM              009158106     1944    22825 SH       Sole                    22825
Alexion Pharmaceutic           COM              015351109     3225    45100 SH       Sole                     6800             38300
Altera Corporation             COM              021441100    15540   418875 SH       Sole                   184775            234100
Amgen Inc                      COM              031162100    12847   200075 SH       Sole                    99375            100700
Apache Corp                    COM              037411105    12040   132925 SH       Sole                    66125             66800
Apple Inc                      COM              037833100    27556    68040 SH       Sole                    36240             31800
Automatic Data Processing      COM              053015103     2925    54150 SH       Sole                     8150             46000
Baker Hughes Inc               COM              057224107     3782    77750 SH       Sole                    45650             32100
Bard C R Inc                   COM              067383109     2650    31000 SH       Sole                    31000
BlackRock, Inc.                COM              09247x101     2357    13225 SH       Sole                     1975             11250
Broadcom Corp - Cl A           COM              111320107     1844    62800 SH       Sole                     9450             53350
Cardinal Health Inc            COM              14149Y108    13684   336950 SH       Sole                   178600            158350
Caterpillar Inc                COM              149123101     2129    23500 SH       Sole                     3550             19950
Celgene Corporation            COM              151020104    23939   354125 SH       Sole                   186525            167600
Cognizant Tec Solutions        COM              192446102     2542    39525 SH       Sole                     5975             33550
Concho Resources               COM              20605p101     2212    23600 SH       Sole                    23600
Conocophillips                 COM              20825C104    22351   306725 SH       Sole                   161725            145000
Cooper Industries Inc          COM              g24140108    16279   300625 SH       Sole                   176625            124000
Corning Inc                    COM              219350105     1680   129450 SH       Sole                    19500            109950
Costco Wholesale Corp.         COM              22160K105     2895    34750 SH       Sole                     5250             29500
Deckers Outdoor                COM              243537107    12732   168475 SH       Sole                   100275             68200
Dover Corp                     COM              260003108    11873   204525 SH       Sole                   101625            102900
Dr Pepper Snapple Group        COM              26138e109    22284   564450 SH       Sole                   293800            270650
Dresser-Rand Group Inc         COM              261608103     9807   196500 SH       Sole                    97650             98850
Eastman Chemical Company       COM              277432100    12053   308575 SH       Sole                   153175            155400
Eaton Corp                     COM              278058102     4666   107200 SH       Sole                    67450             39750
Ecolab Inc                     COM              278865100     2055    35550 SH       Sole                     5350             30200
EMC Corp/Mass                  COM              268648102     6045   280650 SH       Sole                   162600            118050
Energizer Holdings Inc         COM              29266r108    11494   148350 SH       Sole                    73600             74750
General Mills                  COM              370334104    22604   559375 SH       Sole                   325775            233600
Genuine Parts Co               COM              372460105    16573   270800 SH       Sole                   157400            113400
Google Inc - Class A           COM              38259P508    20462    31680 SH       Sole                    16480             15200
High Yield I Shares            COM              464288513    20837   233000 SH       Sole                                     233000
Home Depot, Inc                COM              437076102     3407    81050 SH       Sole                    12200             68850
Honeywell International        COM              438516106     2834    52150 SH       Sole                     7850             44300
I-Shares Intermediate Credit   COM              464288638    10579    98705 SH       Sole                                      98705
Intl Business Machines         COM              459200101    17075    92860 SH       Sole                    46135             46725
Ishares TR Barclays 1-3 Year   COM              464288646    14588   140000 SH       Sole                                     140000
J.P. Morgan Chase & Company    COM              46625H100    11804   355000 SH       Sole                   167850            187150
Macy's Inc.                    COM              55616p104    18158   564250 SH       Sole                   325700            238550
Medco Health Solutions Inc     COM              58405u102     2629    47025 SH       Sole                     7125             39900
Mylan Inc                      COM              628530107    16083   749425 SH       Sole                   438625            310800
National Oilwell Varco         COM              637071101    18913   278175 SH       Sole                   147950            130225
Nike Inc Cl B                  COM              654106103    18698   194025 SH       Sole                   113800             80225
Noble Energy Inc               COM              655044105     1987    21050 SH       Sole                     3150             17900
Norfolk Southern Corp          COM              655844108     2543    34900 SH       Sole                     5250             29650
NV Energy Inc                  COM              67073y106    13195   807025 SH       Sole                   473525            333500
Oracle Corporation             COM              68389X105    18909   737200 SH       Sole                   385875            351325
Pepsico Inc                    COM              713448108    25381   382525 SH       Sole                   201775            180750
Perrigo Co                     COM              714290103     2204    22650 SH       Sole                     3400             19250
Polo Ralph Lauren Corp         COM              751212101     2237    16200 SH       Sole                     2450             13750
Price T Rowe Group Inc         COM              74144T108    15109   265299 SH       Sole                   157100            108199
Procter & Gamble               COM              742718109     3449    51700 SH       Sole                     7800             43900
Qualcomm Inc.                  COM              747525103     6444   117800 SH       Sole                    70750             47050
Raymond James Financial Inc.   COM              754730109      497    16050 SH       Sole                    16050
Skyworks Solutions             COM              83088m102     7747   477650 SH       Sole                   237400            240250
SPDR Barclays Capital High     COM              78464a417    20455   532000 SH       Sole                                     532000
SPDR Trust Series 1            COM              78462f103    15248   121500 SH       Sole                    59050             62450
Target Corp                    COM              87612e106     2669    52100 SH       Sole                     7850             44250
TJX Companies Inc              COM              872540109     3092    47900 SH       Sole                     7200             40700
U S Bancorp                    COM              902973304    18604   687775 SH       Sole                   398425            289350
United Parcel Service - Cl B   COM              911312106    20327   277725 SH       Sole                   146475            131250
VF Corp                        COM              918204108    20591   162150 SH       Sole                    85875             76275
Watson Pharmaceuticals Inc     COM              942683103     2305    38200 SH       Sole                     5750             32450
Westar Energy Inc.             COM              95709t100    26589   923875 SH       Sole                   542175            381700

REPORT SUMMARY	69 DATA RECORDS		     761337	0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
